Business Combination - Schedule of Fair Value of the Non-Controlling Interests was Evaluated Based on Equity (Details) - Acquisition of Bondly HK [Member] $ in Thousands	Jul. 29, 2024 USD ($)
Fair value of total consideration transferred:
Cash consideration	$ 8,000
Subtotal	8,000
Recognized amounts of identifiable assets acquired and liability assumed:
Cash	1,186
Current assets other than cash	634
Intangible asset – customer relationships	3,557
Other non-current assets	1,764
Current liabilities	(1,231)
Total identifiable net assets	5,910
Fair value of non-controlling interests	2,364
Goodwill	$ 4,454